Share-Based Payments - Summary of share-based payment expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 18,033	$ 10,317
Cost of product revenue
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	3,319	1,522
Research and development expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	3,991	2,994
General and administrative expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 10,723	$ 5,801